UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          September 30, 2011

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
September 30, 2011
(Unaudited)
Common Stock

	Share Quantity	Market Value	Net Assets

Air Freight & Logistics

FedEx Corporation	4,723,000	$319,652,640	4.3%

Capital Markets

The Bank of New York Mellon Corporation	17,879,895	332,387,248	4.5

Computers & Peripherals

Dell Inc.*(d)	33,804,000	478,326,600	6.5

Construction Materials

Cemex S.A.B. de C.V. ADS*	51,950,307	164,162,970	2.2
Vulcan Materials Company(a)	10,704,110	295,005,272	4.0

		459,168,242	6.2

Diversified Telecommunication Services

Global Crossing Limited*	105,300	2,517,723	—
Level(3) Communications, Inc.*(a)	142,006,754	211,590,063	2.9

		214,107,786	2.9

Hotels, Restaurants & Leisure

InterContinental Hotels Group PLC(a)	19,147,000	310,482,666	4.2
InterContinental Hotels Group PLC ADR(a)	1,331,245	21,406,420	0.3
Yum! Brands, Inc.	6,411,170	316,647,686	4.3

		648,536,772	8.8

Industrial Conglomerates

Koninklijke Philips Electronics N.V.	16,789,000	301,226,771	4.1
Koninklijke Philips Electronics N.V. ADR	3,667,831	65,800,888	0.9

		367,027,659	5.0

Insurance

Aon Corporation(c)	10,442,812	438,389,248	5.9
Loews Corporation(c)	13,853,000	478,621,150	6.5
NKSJ Holdings, Inc.	7,280,650	161,625,829	2.2
The Travelers Companies, Inc.(c)	7,588,400	369,782,732	5.0
Willis Group Holdings Public Limited Company	2,800,000	96,236,000	1.3

		1,544,654,959	20.9

Internet & Catalog Retail

Liberty Interactive Corporation — Series A* (Formerly Liberty Media Holding Corporation — Interactive Series A)	21,431,321	316,540,611	4.3

Media

DIRECTV — Class A*	10,668,141	450,728,957	6.1
News Corporation — Class A	22,352,305	345,790,158	4.7
The Walt Disney Company(c)	11,563,000	348,740,080	4.7

		1,145,259,195	15.5

Oil, Gas & Consumable Fuels

Chesapeake Energy Corporation(c)	27,410,576	700,340,217	9.5

Pharmaceuticals

Abbott Laboratories	7,392,000	378,026,880	5.1

Common Stock

	Share Quantity	Market Value	Net Assets

Wireless Telecommunication Services

Telephone and Data Systems, Inc. — Special	1,184,171	$23,411,061	0.3%

Total Common Stocks (Cost $7,211,503,947)		6,927,439,870	93.8

Corporate Bonds

	Principal Amount

Diversified Telecommunication Services

Level(3) Communications, Inc., 15% Convertible Senior Notes due 1/15/13 (a)(b) (Cost $100,062,000)	100,062,000	128,454,593	1.7

Options Purchased

	Share Equivalents

Computers & Peripherals

Dell Inc. Call, 12/14/15, with Deutsche Bank, Strike Price $7	12,500,000	105,900,000	1.4
Dell Inc. Call, 12/14/15, with Morgan Stanley, Strike Price $7	12,500,000	103,375,000	1.4

		209,275,000	2.8

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80	5,100,000	85,323,000	1.2

Total Options Purchased (Cost $274,350,086)		294,598,000	4.0

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 10/3/11, Repurchase price $136,290,114 (Collateral: $106,020,000 U.S. Treasury Bonds, 2.66% — 2.72% due 2/15/36 to 2/15/40, Value $139,016,857)	136,290,000	136,290,000	1.8

Total Investments (Cost $7,722,206,033)		7,486,782,463	101.3

Other Assets and Liabilities, Net		(95,613,190)	(1.3)

Net Assets		$7,391,169,273	100.0%

Net asset value per share		$24.84

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid.
(c)	A portion designated as collateral for option and swap contracts.
See footnotes on page 9.

Options Written

			Unrealized
	Share Equivalents	Market Value	Gain(Loss)		Net Assets

Household Products

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65	(5,100,000)	$(35,037,000)	$8,549,993		(0.5)%

Swap Contract
Underlying Asset	Principal Amount

Construction Materials

Cemex S.A.B. de C.V. ADS 3.25% Convertible Subordinated Notes due 3/15/16 (Foreign)	75,000,000	35,437,500	(18,168,648)		(0.2)
Cemex S.A.B. de C.V. ADS 3.75% Convertible Subordinated Notes due 3/15/18 (Foreign)	70,000,000	32,987,500	(16,235,825)		(0.2)

Total Swap Contract with Deutsche Bank	145,000,000	$68,425,000	$(34,404,473	)(a)	(0.4)%

(a) Unrealized loss is the sum of the following factors:

		3.25% Notes	3.75% Notes		Total Swap
Unrealized depreciation on notes		$(17,308,148)	$(15,261,975)		$(32,570,123)
Purchased interest payable		(1,176,897)	(1,285,938)		(2,462,835)
Accrued interest on notes		135,417	145,833		281,250
Fixed financing fee to Deutsche Bank		(44,353)	(40,745)		(85,098)
Benefit of interest rate moves if terminated before expiration		225,333	207,000		432,333

		$(18,168,648)	$(16,235,825)		$(34,404,473)

Longleaf Partners Small-Cap Fund

Schedule of Investments
September 30, 2011
(Unaudited)

Common Stock

	Share Quantity	Market Value	Net Assets

Construction Materials

Martin Marietta Materials, Inc.	1,971,000	$124,606,620	4.5%
Texas Industries, Inc.(a)	7,105,000	225,512,700	8.1

		350,119,320	12.6

Diversified Consumer Services

Service Corporation International(a)	17,451,523	159,855,951	5.8

Diversified Telecommunication Services

Global Crossing Limited*	89,000	2,127,990	0.1
Level(3) Communications, Inc.*	72,882,000	108,594,180	3.9
tw telecom inc.*(a)	11,150,100	184,199,652	6.7

		294,921,822	10.7

Health Care Equipment & Supplies

Olympus Corporation	3,408,000	105,183,944	3.8

Hotels, Restaurants & Leisure

DineEquity, Inc.*(a)	2,978,100	114,627,069	4.1
Vail Resorts, Inc.(a)	3,404,000	128,637,160	4.7
The Wendy’s Company(a) (Formerly Wendy’s/Arby’s Group, Inc.)	29,705,000	136,345,950	4.9

		379,610,179	13.7

Insurance

Everest Re Group, Ltd.	1,335,000	105,972,300	3.8
Fairfax Financial Holdings Limited	472,784	181,276,728	6.5
Markel Corporation*	351,642	125,581,908	4.5
Willis Group Holdings Public Limited Company	3,398,000	116,789,260	4.2

		529,620,196	19.0

Media

Lamar Advertising Company — Class A*	6,491,000	110,541,730	4.0
The Madison Square Garden Company — Class A*	5,405,000	123,234,000	4.5
Scripps Networks Interactive, Inc. — Class A	2,866,000	106,529,220	3.8
The Washington Post Company — Class B	289,000	94,494,330	3.4

		434,799,280	15.7

Multiline Retail

Dillard’s, Inc. — Class A(a)	3,679,180	159,970,746	5.8
Saks Incorporated*(a)	13,281,000	116,208,750	4.2

		276,179,496	10.0

Oil, Gas & Consumable Fuels

Quicksilver Resources Inc.*(a)	14,838,952	112,479,256	4.1

Real Estate Investment Trusts

Potlatch Corporation(a)	2,688,952	84,755,767	3.1

Common Stock
	Share Quantity	Market Value	Net Assets

Software

Fair Isaac Corporation(a)	376,400	$8,216,812	0.3%

Total Common Stocks (Cost $2,832,111,580)		2,735,742,023	98.8

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 10/3/11, Repurchase price $40,671,035 (Collateral: $35,405,000 U.S. Treasury Bonds, 1.66% — 2.66% due 11/15/20 to 2/15/36, Value $41,487,563)	40,671,000	40,671,000	1.5

Total Investments (Cost $2,872,782,580)		2,776,413,023	100.3

Other Assets and Liabilities, Net		(7,126,176)	(0.3)

Net Assets		$2,769,286,847	100.0%

Net asset value per share		$24.74

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund
Schedule of Investments
September 30, 2011
(Unaudited)
Common Stock

	Share Quantity	Market Value	Net Assets

Beverages

C&C Group plc	15,160,272	$57,116,941	3.4%

Capital Markets

Julius Baer Group Ltd	1,326,381	44,325,225	2.7

Commercial Banks

Seven Bank, Ltd.	38,602	75,342,356	4.5

Construction & Engineering

ACS, Actividades de Construccion Y Servicios, S.A.	4,500,932	158,614,747	9.5
Ferrovial S.A.(c)	8,323,428	94,884,704	5.7
Hochtief AG	783,500	48,937,873	2.9

		302,437,324	18.1

Construction Materials

Cemex S.A.B. de C.V. ADS*(c)	14,264,200	45,074,872	2.7
Lafarge S.A.	2,482,662	85,326,516	5.1

		130,401,388	7.8

Electronic Equipment, Instruments & Components

Hirose Electric Co., Ltd.(c)	240,234	22,332,914	1.3

Food & Staples Retailing

Carrefour S.A.	4,113,000	93,660,946	5.6

Health Care Equipment & Supplies

Olympus Corporation(c)	1,919,900	59,255,474	3.5

Hotels, Restaurants & Leisure

Accor S.A.	1,982,228	52,782,843	3.1
Genting Berhad	7,043,000	19,918,740	1.2

		72,701,583	4.3

Industrial Conglomerates

Koninklijke Philips Electronics N.V.(c)	4,713,000	84,560,234	5.1

Insurance

Fairfax Financial Holdings Limited	360,000	138,032,637	8.2
NKSJ Holdings, Inc.	2,976,800	66,083,079	3.9
Willis Group Holdings Public Limited Company(c)	1,925,000	66,162,250	4.0

		270,277,966	16.1

Machinery

Ingersoll-Rand plc	2,568,711	72,155,092	4.3

Metals & Mining

IronCo LLC*(a)(b)	91,000	68,647,467	4.1

Oil, Gas & Consumable Fuels

HRT Participacoes em Petroleo S.A.*	153,311	61,967,731	3.7

Real Estate Management & Development

Cheung Kong Holdings Limited	7,637,000	82,789,865	4.9

Common Stock
	Share Quantity	Market Value	Net Assets

Specialty Retail

Nitori Holdings Co., Ltd.(c)	772,800	$77,789,607	4.6%

Wireless Telecommunication Services

Vodafone Group plc ADR	1,645,235	42,200,278	2.5

Total Common Stocks (Cost $1,856,446,078)		1,617,962,391	96.5

Options Purchased

	Share Equivalents

Computers & Peripherals

Dell Inc. Call, 8/15/16, with Bank of America Merrill Lynch Strike Price $15.50	6,476,800	29,205,187	1.7

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80	1,200,000	20,076,000	1.2

Total Options Purchased (Cost $49,767,969)		49,281,187	2.9

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 10/3/11, Repurchase price $64,316,054 (Collateral: $49,475,000 U.S. Treasury Bonds, 2.72% — 2.74% due 2/15/40 to 11/15/40, Value $65,606,997)	64,316,000	64,316,000	3.8

Total Investments (Cost $1,970,530,047)		1,731,559,578	103.2

Other Assets and Liabilities, Net		(54,260,942)	(3.2)

Net Assets		$1,677,298,636	100.0%

Net asset value per share		$12.16

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board valued.
(c)	A portion designated as collateral for forward and option contracts.

See footnotes on page 9.
Options Written

			Unrealized
	Share Equivalents	Market Value	Gain (Loss)	Net Assets

Computers and Peripherals

Dell Inc. Put, 8/15/16, with Bank of America Merrill Lynch Strike Price $15.50 (United States)	(6,476,800)	$(32,148,244)	$(3,132,180)	(1	.9)%
Household Products

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65 (United States)	(1,200,000)	(8,244,000)	2,009,349	(0.5)

		$(40,392,244)	(1,122,831)	(2.4)

Longleaf Partners Funds Trust
Notes to Schedules of Investments
September 30, 2011
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2010 Annual Report and the June 30, 2011 Semi-Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$988,329,080	$414,307,946	$185,139,849
Unrealized Depreciation	(1,223,752,650)	(510,677,503)	(424,110,318)

Net Unrealized Appreciation	$(235,423,570)	$(96,369,557)	$(238,970,469)

Cost for Federal Income Tax Purposes	$7,959,345,016	$2,874,701,281	$2,026,344,908

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2011.

	Shares(a) at		Market Value at
	September 30, 2011		September 30, 2011	December 31, 2010
Partners Fund
InterContinental Hotels Group PLC	19,147,000		$310,482,666	$59,577,510
InterContinental Hotels Group PLC ADR	1,331,245		21,406,420	-
Level 3 Communications, Inc.*	142,006,754		211,590,063	139,166,619
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	100,062,000	(b)	128,454,593	112,569,750
Vulcan Materials Company	10,704,110		295,005,272	238,517,332

			966,939,014	549,831,211

Small-Cap Fund
Dillards, Inc.	3,679,180		159,970,746	249,476,481
DineEquity, Inc.*	2,978,100		114,627,069	147,058,578
Fair Isaac Corporation(e)	376,400		8,216,812	152,362,842
Potlatch Corporation	2,688,952		84,755,767	87,525,388
Ruddick Corporation(e)	-		84,755,767	92,799,960
Quicksilver Resources Inc.*	14,838,952		112,479,256	-
Saks Incorporated*	13,281,000		116,208,750	-
Service Corporation International	17,451,523		159,855,951	132,726,000
Texas Industries, Inc.	7,105,000		225,512,700	200,988,850
tw telecom, inc.*	11,150,100		184,199,652	216,480,951
Vail Resorts, Inc.	3,404,000		128,637,160	111,058,564
The Wendy’s Company	29,705,000		136,345,950	137,237,100
Worthington Industries, Inc.(e)	-		-	92,799,960

			1,515,565,580	1,620,514,674

International Fund
IronCo LLC*	91,000		$68,647,467	$-

Purchases, sales and dividend income for these affiliates for the period ended September 30, 2011 were as follows:

			Dividend or
	Purchases	Sales	Interest Income (c)
Partners Fund
InterContinental Hotels Group PLC	$310,395,546	$60,388,615	$48,512
InterContinental Hotels Group PLC ADR	21,609,095	-	3,536
Level 3 Communications, Inc.*	-	-	-
Level 3 Communications, Inc.
15% Convertible Senior Notes due 1-15-13	-	-	11,256,975	(d)
Vulcan Materials Company	175,137,886	-	5,364,456

	507,142,527	60,388,615	16,673,479

Small-Cap Fund
Dillards, Inc.	-	122,990,930	515,085
DineEquity, Inc.*	-	-	-
Fair Isaac Corporation(e)	-	173,049,616	225,347
Potlatch Corporation	-	-	4,114,097
Ruddick Corporation(e)	-	101,548,516	633,303
Quicksilver Resources Inc.*	137,204,471	-	-
Saks Incorporated*	123,382,763	-	-
Service Corporation International	11,577,613	-	2,388,672
Texas Industries, Inc.	106,536,042	-	1,185,278
tw telecom, inc.*	-	34,748,675	-
Vail Resorts, Inc.	53,955,102	-	401,790
The Wendy’s Company	-	-	1,782,300
Worthington Industries, Inc.(e)	-	139,558,269	-

	432,655,991	571,896,006	11,245,872

International Fund
IronCo LLC*	$91,000,000	$-	$-

*	Non-income producing
(a)	Common stock unless otherwise noted.
(b)	Principal amount.
(c)	Dividend income unless otherwise noted.
(d)	Interest income.
(e)	Not an afffiliate at the end of the period.

4. Fair Value for Financial Reporting
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
       Level 1 - quoted prices in active markets for identical investments
       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of September 30, 2011 follows:

Partners Fund	Level 1	Level 2	Level 3	Total Value
Common Stocks	$6,154,104,604	$773,335,266	$-	$6,927,439,870
Short-Term Obligations	136,290,000	-	-	136,290,000
Corporate Bonds	-	128,454,593	-	128,454,593
Options Purchased	-	294,598,000	-	294,598,000
Options Written	-	(35,037,000)	-	(35,037,000)
Swaps	-	(34,404,473)	-	(34,404,473)

Total	6,290,394,604	1,126,946,386	-	7,417,340,990

Small-Cap Fund
Common Stocks	2,630,558,079	105,183,944	-	2,735,742,023
Short-Term Obligations	40,671,000	-	-	40,671,000

Total	2,671,229,079	105,183,944	-	2,776,413,023

International Fund
Common Stocks	425,592,860	1,123,722,064	68,647,467	1,617,962,391
Short-Term Obligations	64,316,000	-	-	64,316,000
Options Purchased	-	49,281,187	-	49,281,187
Options Written	-	(40,392,244)	-	(40,392,244)
Forward Currency Contracts	637,009	-	-	637,009

Total	$490,545,869	$1,132,611,007	$68,647,467	$1,691,804,343

Between the year ended December 31, 2010 and September 30, 2011, application of standing Board valuation procedures related to non-U.S. securities triggered reclassifications from Level 1 to Level 2 Common Stock of $773,335,266, $105,183,944 and $1,123,722,064 in the Partners Fund, Small-Cap and International Fund, respectively.

5. Derivatives Instruments
At September 30, 2011, the Funds held four types of derivatives instruments: purchased call options, written put options, swaps and forward currency contracts.
The Partners Fund held purchased call options on Dell, Inc. In 2010, the Fund sold a portion of the underlying equity position to pay for the very in-the-money options with extended maturities, securing significant additional exposure to the stock at very low implied long-term interest rates. At September 30, 2011, the market value of the calls represented 2.8% of the Partner’s Fund’s Net Assets.
In 2011, both the Partners and International Funds executed long-term maturity put and call options on Colgate-Palmolive, effectively creating a long position in five years if the stock sells below $65 (written put) or above $80 (purchased call.) At September 30, 2011, the market value of the net put/call position represented 0.7% of both the Partners and International Funds’ Net Assets.
The Partners Fund executed a swap transaction to gain exposure to Cemex Convertible bonds at a very low financing rate. At September 30, 2011, the swap represented (0.4)% of the Fund’s net assets.
In 2011, the International Fund sold its position in Dell while executing a put/call combination at the same strike price on the underlying security. The options provide exposure to Dell at an attractive financing rate while freeing up cash. At September 30, 2011, the put/call combo represented (0.2)% of the Fund’s Net Assets.
Additionally, the International Fund executed limited currency hedges related to specific holdings. At September 30, 2011, less than 0.1% of the International Fund’s Net Assets were held in currency hedges.
Please see the Funds’ Annual Report dated December 31, 2010 for additional disclosure regarding the risks associated with forward currency contracts and options.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	November 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 28, 2011

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund Chief Financial Officer and Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	November 28, 2011